Short-Term Bank Loans (Details)	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 22, 2025 USD ($)	Sep. 22, 2025 CNY (¥)	Sep. 12, 2025 USD ($)	Sep. 12, 2025 CNY (¥)	Jul. 09, 2025 USD ($)	Jul. 09, 2025 CNY (¥)	May 23, 2025 USD ($)	May 23, 2025 CNY (¥)	Mar. 13, 2025 USD ($)	Mar. 13, 2025 CNY (¥)	Mar. 11, 2025 USD ($)	Mar. 11, 2025 CNY (¥)	Jan. 08, 2025 USD ($)	Jan. 08, 2025 CNY (¥)	Sep. 30, 2024 CNY (¥)	Sep. 25, 2024 USD ($)	Sep. 25, 2024 CNY (¥)	Aug. 30, 2024 USD ($)	Aug. 30, 2024 CNY (¥)	Aug. 24, 2024 USD ($)	Aug. 24, 2024 CNY (¥)	Jul. 08, 2024 USD ($)	Jul. 08, 2024 CNY (¥)	Jun. 07, 2024 USD ($)	Jun. 07, 2024 CNY (¥)	May 17, 2024 USD ($)	May 17, 2024 CNY (¥)	Apr. 24, 2024 USD ($)	Apr. 24, 2024 CNY (¥)	Mar. 18, 2024 USD ($)	Mar. 18, 2024 CNY (¥)
Short-Term Bank Loans [Line Items]
Loan amount				$ 421,408	¥ 3,000,000	$ 140,469	¥ 1,000,000	$ 421,408	¥ 3,000,000	$ 1,193,988	¥ 8,500,000	$ 1,193,988	¥ 8,500,000	$ 284,998	¥ 2,000,000	$ 421,408	¥ 3,000,000		$ 712,494	¥ 5,000,000	$ 1,211,240	¥ 8,500,000	$ 427,497	¥ 3,000,000	$ 427,497	¥ 3,000,000	$ 712,494	¥ 5,000,000	$ 284,998	¥ 2,000,000	$ 1,211,240	¥ 8,500,000
Annual interest rate																																	5.00%	5.00%
Fixed interest rate		5.20%				4.20%	4.20%	4.20%	4.20%	3.38%	3.38%	4.50%	4.50%	5.00%	5.00%	4.20%	4.20%	5.20%			4.30%	4.30%			4.20%	4.20%			4.20%	4.20%	4.30%	4.30%
Weighted average annual interest rate	4.80%	5.20%	5.49%															5.20%
Interest expense	$ 197,312	$ 195,331	$ 126,206
Bank of Nanjing [Member]
Short-Term Bank Loans [Line Items]
Loan amount		$ 142,499																¥ 1,000,000															$ 284,998	¥ 2,000,000